CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 261,247	$ 229,141	$ 169,740
Cost of revenue	126,150	106,170	76,916
Gross profit	135,097	122,971	92,824
Operating expenses:
Research and development	72,014	55,301	36,642
Sales and marketing	87,722	70,165	41,137
General and administrative	83,993	52,903	21,853
Total operating expenses	243,729	178,369	99,632
Operating profit (loss)	(108,632)	(55,398)	(6,808)
Interest income (expense), net	10,180	591	145
Other income (expense), net	505	(122,520)	(3,609)
Profit (loss) before income taxes	(97,947)	(177,327)	(10,272)
Provision for (benefit from) income taxes	6,042	1,558	1,075
Net profit (loss)	$ (103,989)	$ (178,885)	$ (11,347)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)	167,667,374	76,459,625
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	167,667,374	76,459,625
Common Class A
Operating expenses:
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.62)	$ (2.34)	$ (0.81)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.62)	$ (2.34)	$ (0.81)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)		38,757,558	14,022,788
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	92,450,867	38,757,558	14,022,788
Common Class B
Operating expenses:
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.62)	$ (2.34)	$ (0.81)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.62)	$ (2.34)	$ (0.81)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)			14,022,788
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	75,216,507	37,702,067	14,022,788